Quarterly Holdings Report
for

Fidelity Managed Retirement 2010 Fund℠

April 30, 2021

RW30-QTLY-0621
1.858594.113

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	9,546	$175,354
Fidelity Series Commodity Strategy Fund (a)	41,628	221,044
Fidelity Series Large Cap Growth Index Fund (a)	6,671	112,413
Fidelity Series Large Cap Stock Fund (a)	6,399	123,364
Fidelity Series Large Cap Value Index Fund (a)	15,628	238,797
Fidelity Series Small Cap Opportunities Fund (a)	3,183	58,729
Fidelity Series Value Discovery Fund (a)	5,262	87,661
TOTAL DOMESTIC EQUITY FUNDS
(Cost $781,698)		1,017,362

International Equity Funds - 14.6%
Fidelity Series Canada Fund (a)	4,063	54,000
Fidelity Series Emerging Markets Fund (a)	5,254	62,362
Fidelity Series Emerging Markets Opportunities Fund (a)	21,525	559,445
Fidelity Series International Growth Fund (a)	6,927	129,540
Fidelity Series International Index Fund (a)	4,549	54,721
Fidelity Series International Small Cap Fund (a)	2,225	48,614
Fidelity Series International Value Fund (a)	11,731	129,627
Fidelity Series Overseas Fund (a)	9,858	129,932
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $863,806)		1,168,241

Bond Funds - 52.4%
Fidelity Series Corporate Bond Fund (a)	58,873	644,072
Fidelity Series Emerging Markets Debt Fund (a)	4,711	43,437
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,392	14,244
Fidelity Series Floating Rate High Income Fund (a)	921	8,489
Fidelity Series Government Bond Index Fund (a)	75,835	799,305
Fidelity Series High Income Fund (a)	5,323	50,302
Fidelity Series Inflation-Protected Bond Index Fund (a)	80,715	878,176
Fidelity Series International Credit Fund (a)	603	6,031
Fidelity Series Investment Grade Bond Fund (a)	76,001	882,366
Fidelity Series Investment Grade Securitized Fund (a)	59,287	614,213
Fidelity Series Long-Term Treasury Bond Index Fund (a)	27,320	220,475
Fidelity Series Real Estate Income Fund (a)	2,677	30,276
TOTAL BOND FUNDS
(Cost $4,006,014)		4,191,386

Short-Term Funds - 20.3%
Fidelity Series Government Money Market Fund 0.07% (a)(b)	511,888	511,888
Fidelity Series Short-Term Credit Fund (a)	25,443	259,007
Fidelity Series Treasury Bill Index Fund (a)	85,358	853,582
TOTAL SHORT-TERM FUNDS
(Cost $1,619,262)		1,624,477
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,270,780)		8,001,466
NET OTHER ASSETS (LIABILITIES) - 0.0%		(149)
NET ASSETS - 100%		$8,001,317

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$187,832	$98,622	$113,964	$62,180	$4,563	$(1,699)	$175,354
Fidelity Series Canada Fund	52,774	9,301	23,082	1,133	1,597	13,410	54,000
Fidelity Series Commodity Strategy Fund	197,167	52,176	85,224	916	(4,931)	61,856	221,044
Fidelity Series Corporate Bond Fund	649,552	152,537	127,202	20,170	(942)	(29,873)	644,072
Fidelity Series Emerging Markets Debt Fund	52,451	6,172	15,531	1,676	(1,331)	1,676	43,437
Fidelity Series Emerging Markets Debt Local Currency Fund	--	16,501	2,377	217	32	88	14,244
Fidelity Series Emerging Markets Fund	62,004	7,113	22,675	924	1,754	14,166	62,362
Fidelity Series Emerging Markets Opportunities Fund	565,776	89,594	230,347	17,639	30,785	103,637	559,445
Fidelity Series Floating Rate High Income Fund	10,459	1,146	3,649	319	(109)	642	8,489
Fidelity Series Government Bond Index Fund	768,214	217,618	126,658	18,861	(1,440)	(58,429)	799,305
Fidelity Series Government Money Market Fund 0.07%	53,058	790,991	332,161	135	--	--	511,888
Fidelity Series High Income Fund	55,302	6,599	13,205	2,170	(267)	1,873	50,302
Fidelity Series Inflation-Protected Bond Index Fund	847,006	144,031	136,279	10,847	1,341	22,077	878,176
Fidelity Series International Credit Fund	5,896	364	--	363	--	(261)	6,031
Fidelity Series International Growth Fund	139,876	43,936	61,633	20,093	4,551	2,810	129,540
Fidelity Series International Index Fund	57,430	7,596	22,995	1,120	2,155	10,535	54,721
Fidelity Series International Small Cap Fund	46,937	4,709	16,468	437	2,044	11,392	48,614
Fidelity Series International Value Fund	139,434	21,746	68,541	3,928	(1,288)	38,276	129,627
Fidelity Series Investment Grade Bond Fund	857,060	232,867	155,232	46,942	(1,050)	(51,279)	882,366
Fidelity Series Investment Grade Securitized Fund	579,334	153,404	101,157	16,643	(339)	(17,029)	614,213
Fidelity Series Large Cap Growth Index Fund	128,909	30,111	73,992	1,719	8,408	18,977	112,413
Fidelity Series Large Cap Stock Fund	131,752	34,221	82,119	7,656	7,407	32,103	123,364
Fidelity Series Large Cap Value Index Fund	249,520	62,539	148,335	5,310	15,241	59,832	238,797
Fidelity Series Long-Term Treasury Bond Index Fund	182,310	124,478	33,036	17,533	(1,338)	(51,939)	220,475
Fidelity Series Overseas Fund	140,153	21,899	59,404	1,606	7,941	19,343	129,932
Fidelity Series Real Estate Income Fund	31,209	4,195	9,245	1,561	(204)	4,321	30,276
Fidelity Series Short-Term Credit Fund	349,334	39,218	127,036	5,522	2,009	(4,518)	259,007
Fidelity Series Small Cap Opportunities Fund	62,936	8,778	37,149	1,366	8,677	15,487	58,729
Fidelity Series Treasury Bill Index Fund	1,188,717	132,980	466,927	1,439	162	(1,350)	853,582
Fidelity Series Value Discovery Fund	89,027	21,859	53,366	2,032	3,485	26,656	87,661
	$7,881,429	$2,537,301	$2,748,989	$272,457	$88,913	$242,780	$8,001,466

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.